ASSET RETIREMENT OBLIGATIONS (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 106	$ 98
Liabilities incurred	87	0
Accretion expense	4	5
Liabilities settled	(5)	0
Revision in estimate	0	3
Balance at end of year	192	$ 106
Other Long-Term Liabilities [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at end of year	$ 192